Concentrations of Risk - Narrative (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Non-US | Sales Revenue, Net | Geographic Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	30.00%	30.00%	30.00%